Net Loss Per Share - Summary Of Reconciles Basic Weighted Average Common Shares Outstanding To Diluted Weighted Average Common Shares Outstanding (Detail) - shares	3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average common shares outstanding, used for basic computation	176,989,755	156,500,000
Weighted average number of common and dilutive potential common shares outstanding	176,989,755	156,500,000	156,500,000	156,500,000	156,500,000